Adoption of New Accounting Standards - Classification of Financial Assets To Appropriate IFRS 9 (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	$ 129,650
IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	129,650
Available-for-sale
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	129,650
Available-for-sale | Bonds
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	(115,343)
Available-for-sale | Funds
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	(7,045)
Available-for-sale | Equity in Unquoted Companies
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	(6,981)
Available-for-sale | Equity in Quoted Companies
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	(281)
FVTPL | IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	14,307
FVTPL | Funds
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	7,045
FVTPL | Equity in Unquoted Companies
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	6,981
FVTPL | Equity in Quoted Companies
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	281
FVOCI | IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	115,343
FVOCI | Bonds
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Financial assets	$ 115,343